Shareholder Report, Line Graph (Details) 194032_Innovator Equity Premium Income - Daily Putwrite ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Mar. 13, 2025	Oct. 31, 2025
Innovator Equity Premium Income - Daily Putwrite ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Innovator Equity Premium Income - Daily Putwrite ETF NAV
Accumulated Value	$ 10,000	$ 11,317
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	10,000	$ 12,485
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500
Accumulated Value	$ 10,000	$ 12,388